Pioneer Variable Contracts Trust
Pioneer Select Mid Cap Growth

VCT Portfolio
Class I Shares
Schedule of Investments  |  March 31, 2024

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.7%
	Common Stocks — 99.7% of Net Assets
	Aerospace & Defense — 1.6%
4,850(a)	Axon Enterprise, Inc.	$ 1,517,468
	Total Aerospace & Defense	$1,517,468
	Beverages — 1.7%
20,292(a)	Celsius Holdings, Inc.	$ 1,682,613
	Total Beverages	$1,682,613
	Biotechnology — 5.1%
5,193(a)	Alnylam Pharmaceuticals, Inc.	$ 776,094
14,664(a)	Apellis Pharmaceuticals, Inc.	861,950
22,942(a)	Natera, Inc.	2,098,275
17,686(a)	Vaxcyte, Inc.	1,208,131
	Total Biotechnology	$4,944,450
	Building Products — 1.5%
14,972(a)	Trex Co., Inc.	$ 1,493,457
	Total Building Products	$1,493,457
	Capital Markets — 4.6%
4,235	MSCI, Inc.	$ 2,373,506
41,978(a)	Robinhood Markets, Inc., Class A	845,017
11,477	Tradeweb Markets, Inc., Class A	1,195,559
	Total Capital Markets	$4,414,082
	Chemicals — 0.7%
2,090	Sherwin-Williams Co.	$ 725,920
	Total Chemicals	$725,920
	Communications Equipment — 2.2%
4,286(a)	Arista Networks, Inc.	$ 1,242,854
2,523	Motorola Solutions, Inc.	895,615
	Total Communications Equipment	$2,138,469
	Construction Materials — 1.7%
18,722	CRH Plc	$ 1,614,960
	Total Construction Materials	$1,614,960
	Containers & Packaging — 0.4%
50,229(a)	Ranpak Holdings Corp.	$ 395,302
	Total Containers & Packaging	$395,302
	Electrical Equipment — 4.8%
8,673(a)	NEXTracker, Inc., Class A	$ 488,030
4,619	Rockwell Automation, Inc.	1,345,653
34,036	Vertiv Holdings Co., Class A	2,779,720
	Total Electrical Equipment	$4,613,403
	Electronic Equipment, Instruments & Components — 3.3%
19,736	Amphenol Corp., Class A	$ 2,276,547
33,544(a)	Flex, Ltd.	959,694
	Total Electronic Equipment, Instruments & Components	$3,236,241

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Entertainment — 1.7%
6,389(a)	Spotify Technology S.A.	$ 1,686,057
	Total Entertainment	$1,686,057
	Ground Transportation — 3.1%
8,202	ArcBest Corp.	$ 1,168,785
2,586	JB Hunt Transport Services, Inc.	515,261
8,361	TFI International, Inc.	1,333,245
	Total Ground Transportation	$3,017,291
	Health Care Equipment & Supplies — 6.2%
1,817(a)	IDEXX Laboratories, Inc.	$ 981,053
3,177(a)	Inspire Medical Systems, Inc.	682,388
4,116(a)	Insulet Corp.	705,482
3,638(a)	Penumbra, Inc.	811,929
8,984	ResMed, Inc.	1,779,101
3,089(a)	Shockwave Medical, Inc.	1,005,871
	Total Health Care Equipment & Supplies	$5,965,824
	Health Care Providers & Services — 3.0%
2,446	McKesson Corp.	$ 1,313,135
2,599(a)	Molina Healthcare, Inc.	1,067,747
15,366(a)	Option Care Health, Inc.	515,376
	Total Health Care Providers & Services	$2,896,258
	Health Care Technology — 1.5%
6,191(a)	Veeva Systems, Inc., Class A	$ 1,434,393
	Total Health Care Technology	$1,434,393
	Hotels, Restaurants & Leisure — 3.3%
966(a)	Chipotle Mexican Grill, Inc.	$ 2,807,940
69,414(a)	Genius Sports, Ltd.	396,354
	Total Hotels, Restaurants & Leisure	$3,204,294
	Household Durables — 1.7%
3,681(a)	TopBuild Corp.	$ 1,622,327
	Total Household Durables	$1,622,327
	Insurance — 0.8%
1,865	Everest Group, Ltd.	$ 741,338
	Total Insurance	$741,338
	Interactive Media & Services — 0.9%
23,952(a)	Pinterest, Inc., Class A	$ 830,416
	Total Interactive Media & Services	$830,416
	IT Services — 3.2%
13,126(a)	Cloudflare, Inc., Class A	$ 1,270,990
5,167(a)	MongoDB, Inc.	1,853,093
	Total IT Services	$3,124,083
	Life Sciences Tools & Services — 2.5%
9,661	Agilent Technologies, Inc.	$ 1,405,772
5,691(a)	Repligen Corp.	1,046,689
	Total Life Sciences Tools & Services	$2,452,461

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Shares		Value
	Media — 1.7%
19,060(a)	Trade Desk, Inc., Class A	$ 1,666,225
	Total Media	$1,666,225
	Oil, Gas & Consumable Fuels — 2.9%
63,856	Comstock Resources, Inc.	$ 592,584
10,020	Hess Corp.	1,529,453
25,371	Marathon Oil Corp.	719,014
	Total Oil, Gas & Consumable Fuels	$2,841,051
	Professional Services — 5.5%
10,480	Booz Allen Hamilton Holding Corp.	$ 1,555,651
96,069(a)	Clarivate Plc	713,793
8,124	Thomson Reuters Corp.	1,265,963
7,817	Verisk Analytics, Inc.	1,842,701
	Total Professional Services	$5,378,108
	Semiconductors & Semiconductor Equipment — 9.3%
11,876(a)	Advanced Micro Devices, Inc.	$ 2,143,499
17,408(a)	Allegro MicroSystems, Inc.	469,320
2,116	ASM International NV	1,291,863
7,175	BE Semiconductor Industries NV	1,098,412
27,188(a)	Credo Technology Group Holding, Ltd.	576,114
17,189	Marvell Technology, Inc.	1,218,356
1,541	Monolithic Power Systems, Inc.	1,043,904
6,556(a)	Onto Innovation, Inc.	1,187,161
	Total Semiconductors & Semiconductor Equipment	$9,028,629
	Software — 11.1%
9,360(a)	Crowdstrike Holdings, Inc., Class A	$ 3,000,722
2,426(a)	CyberArk Software, Ltd.	644,418
11,592(a)	Datadog, Inc., Class A	1,432,771
2,224(a)	HubSpot, Inc.	1,393,470
3,762(a)	Monday.com, Ltd.	849,723
15,159(a)	Procore Technologies, Inc.	1,245,615
3,842(a)	Synopsys, Inc.	2,195,703
	Total Software	$10,762,422
	Specialized REITs — 1.6%
19,238	Iron Mountain, Inc.	$ 1,543,080
	Total Specialized REITs	$1,543,080
	Specialty Retail — 5.4%
324(a)	AutoZone, Inc.	$ 1,021,135
8,957	Ross Stores, Inc.	1,314,529
4,123	Tractor Supply Co.	1,079,071
3,451(a)	Ulta Beauty, Inc.	1,804,459
	Total Specialty Retail	$5,219,194
	Technology Hardware, Storage & Peripherals — 2.3%
10,002(a)	Pure Storage, Inc., Class A	$ 520,004
25,102(a)	Western Digital Corp.	1,712,960
	Total Technology Hardware, Storage & Peripherals	$2,232,964
	Textiles, Apparel & Luxury Goods — 2.1%
2,044(a)	Lululemon Athletica, Inc.	$ 798,488

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Textiles, Apparel & Luxury Goods — (continued)
14,542(a)	On Holding AG, Class A	$ 514,496
11,164(a)	Skechers USA, Inc., Class A	683,907
	Total Textiles, Apparel & Luxury Goods	$1,996,891
	Trading Companies & Distributors — 2.3%
2,205	WW Grainger, Inc.	$ 2,243,146
	Total Trading Companies & Distributors	$2,243,146
	Total Common Stocks (Cost $59,128,308)	$96,662,817

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.7% (Cost $59,128,308)	$96,662,817
	OTHER ASSETS AND LIABILITIES — 0.3%	$293,544
	net assets — 100.0%	$96,956,361

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$96,662,817	$—	$—	$96,662,817
Total Investments in Securities	$96,662,817	$—	$—	$96,662,817
During the period ended March 31, 2024, there were no transfers in or out of Level 3.
4